Details of Cash From Operating Activities	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Details of Cash From Operating Activities
5.	DETAILS OF CASH FROM OPERATING ACTIVITIES

[a]	Cash, cash equivalents and restricted cash equivalents consist of:

	2017	2016
Bank term deposits and bankers’ acceptances	$234	$498
Cash	492	476
Cash and cash equivalents	$726	$974
Restricted cash equivalents included in prepaid expenses [note 16]	113	194

	$839	$1,168

[b]	Items not involving current cash flows:

	2017	2016
Depreciation and amortization	$1,173	$1,056
Amortization of other assets included in cost of goods sold	134	135
Impairment charges [note 3]	81	—
Other non-cash charges	(2)	27
Deferred income taxes [note 11]	(3)	22
Equity income in excess of dividends received	(6)	(9)
Non-cash portion of Other expense, net	(71)	—

	$1,306	$1,231

[c]	Changes in operating assets and liabilities:

	2017	2016
Accounts receivable	$(297)	$(446)
Inventories	(362)	(159)
Prepaid expenses and other	25	69
Accounts payable	494	562
Accrued salaries and wages	7	94
Other accrued liabilities	(46)	(145)
Income taxes payable	(53)	(14)

	$(232)	$(39)